Trade and other receivables - Summary of Loss Allowance (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Trade and other receivables [abstract]
At 1 January	£ 91	£ 150
Exchange adjustments	(6)	9
Charge for the year	11	35
Transfer to assets held for sale	0	(60)
Subsequent recoveries of amounts provided for	(9)	(19)
Utilised	(2)	(24)
At 31 December	£ 85	£ 91